Consolidated Balance Sheets 10K (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 5,091	$ 1,040
Restricted cash	1,920	1,919
Accounts receivable, net of allowance for doubtful accounts of $501 and $518 (variable interest entity restricted $1,967 and $2,505)	2,673	3,487
Inventories	2,430	1,994
Income and operating taxes recoverable	585	1,167
Deferred tax asset	0	234
Deposits and other current assets	833	975
Total current assets	13,532	10,816
Property, net (variable interest entity restricted)	24,958	28,457
Goodwill	4,139	4,773
Intangible assets, net	1,417	2,575
Other long-term assets	532	385
Total assets	44,578	47,006
Current liabilities:
Accounts payable	4,489	3,021
Accrued salary, wages and benefits	2,610	1,695
Accrued expenses	3,089	2,814
Mandatorily redeemable common stock (37,260 shares outstanding)	523	0
Current maturities of debt (variable interest entity nonrecourse)	8,250	8,003
Total current liabilities	18,961	15,533
Long-term debt, less current portion (nonrecourse)	10,919	11,581
Derivative warrant liabilities	1,685	4,520
Deferred tax liability	0	1,674
Total liabilities	31,565	33,308
Commitments and contingencies
Temporary equity:
Redeemable noncontrolling interest in Nutra SA	7,177	9,262
Equity attributable to RiceBran Technologies shareholders:
Preferred stock, 20,000,000 shares authorized and none issued	0	0
Common stock, no par value, 6,000,000 shares and 2,500,000 shares authorized, 2,832,014 and 1,038,080 shares issued and outstanding	227,513	210,396
Accumulated deficit	(219,441)	(204,420)
Accumulated other comprehensive loss	(2,236)	(1,540)
Total equity attributable to RiceBran Technologies shareholders	5,836	4,436
Total liabilities, temporary equity and equity	$ 44,578	$ 47,006